Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of transactions with TELUS Corporation

	2021			2020			2019
As at, or Year Ended December 31 (millions)	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total
Transactions with TELUS Corporation and subsidiaries
Revenues from services provided to	$—	$353	$353	$—	$310	$310	$—	$268	$268
Goods and services purchased from	—	(30)	(30)	—	(29)	(29)	—	(5)	(5)
	—	323	323	—	281	281	—	263	263
Receipts from related parties	—	(339)	(339)	—	(284)	(284)	—	(251)	(251)
Payments to related parties	20	—	20	38	—	38	27	—	27
Payments (made) collected by related parties on our behalf	(91)	53	(38)	(14)	(5)	(19)	(26)	(10)	(36)
Foreign exchange	—	(2)	(2)	—	(2)	(2)	—	—	—
Change in balance	(71)	35	(36)	24	(10)	14	1	2	3
Accounts with TELUS Corporation and subsidiaries
Balance, beginning of year	27	(9)	18	3	1	4	2	(1)	1
Balance, end of year	$(44)	$26	$(18)	$27	$(9)	$18	$3	$1	$4
Accounts with TELUS Corporation and subsidiaries
Due from	$—	$53	$53	$27	$22	$49	$3	$27	$30
Due to	(44)	(27)	(71)	—	(31)	(31)	—	(26)	(26)
	$(44)	$26	$(18)	$27	$(9)	$18	$3	$1	$4

Summary of transactions with key management personnel	Total compensation expense and its composition for the key management personnel is as follows:

Years Ended December 31 (millions)	2021	2020	2019
Short-term benefits	$5	$4	$3
Post-employment pension(1) and other benefits	$1	$1	$1
Share-based compensation	$43	$5	$6
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(1)Some of our Senior Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.